Deferred Taxation - Disclosure of Detailed Information about Unrecognized Tax Losses Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 0	$ 0	$ 178
(Charge) credit to profit or loss	0	0	(178)
Deferred tax liability (asset)	0	0	0
Accelerated Tax Depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(32)	(46)	(55)
(Charge) credit to profit or loss	(19)	14	9
Deferred tax liability (asset)	(51)	(32)	(46)
Accrual [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	32	46	233
(Charge) credit to profit or loss	19	(14)	(187)
Deferred tax liability (asset)	$ 51	$ 32	$ 46